Financial information (Tables)	6 Months Ended
Jun. 30, 2026
Financial information [Abstract]
Financial Assets Measured at Fair Value
	Carrying amount				Fair value
	Fair value hedging instruments/ Mandatorily at FVTPL – others USD’000	Financial assets at amortised cost USD’000	FVOCI – equity instruments USD’000	Total USD’000	Level 1 USD’000	Level 2 USD’000	Level 3 USD’000	Total USD’000
At 30 June 2026
Financial assets measured at fair value
Forward foreign exchange contracts	–	–	–	–	–	–	–	–
Forward freight agreements	500	–	–	500	–	500	–	500
Interest rate swaps used for hedging	8,935	–	–	8,935	–	8,935	–	8,935
Other investments	–	–	381,872	381,872	369,272	–	12,600	381,872
Loans receivable from joint venture	9,123	–	–	9,123	–	–	9,123	9,123
	18,558	–	381,872	400,430

At 30 June 2026
Financial assets not measured at fair value
Loans receivable from joint ventures	–	50,993	–	50,993
Trade and other receivables, and prepayments[1]	–	540,754	–	540,754
Restricted cash	–	20,000	–	20,000
Cash at bank and on hand	–	270,983	–	270,983
Cash retained in the commercial pools	–	82,177	–	82,177
	–	964,907	–	964,907

	Carrying amount			Fair value
	Fair value hedging instruments USD’000	Other financial liabilities USD’000	Total USD’000	Level 1 USD’000	Level 2 USD’000	Level 3 USD’000	Total USD’000
At 30 June 2026
Financial liabilities measured at fair value
Forward foreign exchange contracts	(765)	–	(765)	–	(765)	–	(765)
Forward freight agreements	(5,281)	–	(5,281)	–	(5,281)	–	(5,281)
	(6,046)	–	(6,046)

At 30 June 2026
Financial liabilities not measured at fair value
Bank borrowings	–	(808,299)	(808,299)
Sale and leaseback liabilities and other lease liabilities	–	(77,064)	(77,064)
Trade and other payables	–	(410,051)	(410,051)
	–	(1,295,414)	(1,295,414)

[1] Excluding prepayments

Financial Liabilities Measured at Fair Value
	Carrying amount				Fair value
	Fair value hedging instruments/ Mandatorily at FVTPL – others USD’000	Financial assets at amortised cost USD’000	FVOCI – equity instruments USD’000	Total USD’000	Level 1 USD’000	Level 2 USD’000	Level 3 USD’000	Total USD’000
At 31 December 2025
Financial assets measured at fair value
Forward foreign exchange contracts	267	–	–	267	–	267	–	267
Forward freight agreements	590	–	–	590	–	590	–	590
Interest rate swaps used for hedging	8,007	–	–	8,007	–	8,007	–	8,007
Other investments	–	–	297,581	297,581	284,981	–	12,600	297,581
Loans receivable from joint venture	7,046	–	–	7,046	–	–	7,046	7,046
	15,910	–	297,581	313,491

At 31 December 2025
Financial assets not measured at fair value
Loans receivable from joint ventures	–	52,799	–	52,799
Trade and other receivables, and prepayments[1]	–	450,087	–	450,087
Restricted cash	–	10,000	–	10,000
Cash at bank and on hand	–	103,609	–	103,609
Cash retained in the commercial pools	–	88,966	–	88,966
	–	705,461	–	705,461

	Carrying amount			Fair value
	Fair value hedging instruments USD’000	Other financial liabilities USD’000	Total USD’000	Level 1 USD’000	Level 2 USD’000	Level 3 USD’000	Total USD’000
At 31 December 2025
Financial liabilities measured at fair value
Forward freight agreements	(163)	–	(163)	–	(163)	–	(163)
	(163)	–	(163)

At 31 December 2025
Financial liabilities not measured at fair value
Bank borrowings	–	(1,048,125)	(1,048,125)
Sale and leaseback liabilities and other lease liabilities	–	(74,851)	(74,851)
Trade and other payables	–	(350,735)	(350,735)
	–	(1,473,711)	(1,473,711)
[1] Excluding prepayments

Reconciliation from Investment in Unquoted Equity Instruments

The following table shows a reconciliation from the opening balances to the closing balances of the Group’s investment in unquoted equity instruments measured at FVOCI using Level 3 fair value measurements:

	30 June 2026 USD’000	31 December 2025 USD’000
Opening balance	12,600	23,069
Equity investments at FVOCI – net change in fair value	–	(2,699)
Conversion of debt into equity	–	36
Transfer from Level 3 to Level 1	–	(7,806)
Closing balance	12,600	12,600

Loans receivable from a joint venture measured at Level 3 fair value
The following table shows a reconciliation from the opening balances to the closing balances of the Group’s loans receivable to a joint venture measured at FVTPL using Level 3 fair value measurements:

	30 June 2026 USD’000	31 December 2025 USD’000
Opening balance	7,046	–
Issuance of convertible loan notes	4,674	7,046
Effect of foreign exchange movements	(316)	–
Net change in fair value	(2,281)	–
Closing balance	9,123	7,046